Segment reporting (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Segment Reporting
All figures in the table below are stated in million US dollar, except volume (million hls). The information presented is for the six-month
period ended 30 June 2023 and 2022, except for segment assets
(non-current)
with comparatives at 31 December 2022.

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding companies		AB InBev Worldwide
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

Volume	47	51	72	72	76	77	43	43	50	45	-	-	288	289
Revenue	7 926	8 192	7 573	6 693	5 849	5 333	4 070	3 940	3 679	3 471	236	399	29 333	28 027
Profit from operations	2 131	2 570	2 781	2 416	1 241	1 234	618	667	944	879	(749)	(766)	6 965	7 000
Net finance income/(cost)													(3 223)	(2 268)
Share of results of associates													105	129
Exceptional share of results of associates													-	(1 143)
Income tax expense													(1 192)	(1 244)
Profit													2 655	2 474

Segment assets (non-current)	63 278	63 379	72 260	66 262	15 598	14 297	29 103	30 918	11 800	12 397	2 828	2 505	194 868	189 757
Gross capex	216	222	561	537	402	414	393	329	246	214	288	288	2 107	2 002